UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

April 30, 2013

1.899305.103

SCR-S-QTLY-0613

Consolidated Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.2%
	Principal Amount	Value
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA:
0% 4/29/14 (b)(e)(f)	$ 25,000,000	$ 22,478,672
0.7271% 4/14/14 (b)(e)(f)	25,000,000	23,345,930
Deutsche Bank AG London Branch:
0.0382% 1/30/14 (b)(e)(f)	10,000,000	8,537,069
0.0382% 2/27/14 (e)(f)	12,000,000	10,426,379
0.0392% 12/19/13 (b)(e)(f)	26,500,000	22,662,257
0.0393% 9/12/13 (b)(e)(f)	10,000,000	7,472,087
0.0397% 1/16/14 (b)(e)(f)	7,000,000	5,566,181
0.0397% 3/13/14 (b)(e)(f)	10,000,000	8,496,958
0.0402% 5/30/14 (b)(e)(f)	15,000,000	16,195,559
0.0403% 4/9/14 (b)(e)(f)	14,000,000	13,254,737
0.0437% 1/3/14 (b)(e)(f)	10,000,000	7,941,414
TOTAL COMMODITY-LINKED NOTES (Cost $164,046,532)		146,377,243
U.S. Treasury Obligations - 11.5%

U.S. Treasury Bills, yield at date of purchase 0.06% to 0.12% 5/2/13 to 9/26/13 (c)(d) (Cost $1,369,677,748)	1,370,000,000	1,369,788,461
Money Market Funds - 89.1%
	Shares
Fidelity Cash Central Fund, 0.13% (a) (Cost $10,634,142,120)	10,634,142,120	10,634,142,120
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $12,167,866,400)		12,150,307,824
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(211,014,854)
NET ASSETS - 100%		$ 11,939,292,970
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
2,643 CBOT Corn Contracts	July 2013	$ 85,897,500	$ 3,660,196
1,015 CBOT Soybean Contracts	July 2013	70,999,250	1,878,560
815 CBOT Soybean Meal Contracts	July 2013	33,781,750	1,782,648
1,171 CBOT Soybean Oil Contracts	July 2013	34,581,972	(447,218)
1,180 CBOT Wheat Contracts	July 2013	43,129,000	1,372,340
699 CME Lean Hogs Contracts	June 2013	25,883,970	412,730
783 CME Live Cattle Contracts	June 2013	38,179,080	(534,571)
1,010 COMEX Copper Contracts	July 2013	80,484,375	(5,901,575)
835 COMEX Gold 100 oz. Contracts	June 2013	122,920,350	(9,317,211)
331 COMEX Silver Contracts	July 2013	40,026,175	(5,611,539)
677 ICE Brent Crude Contracts	July 2013	69,081,080	(4,123,738)
550 ICE Coffee 'C' Contracts	July 2013	27,864,375	(870,650)
420 KCBT Wheat Contracts	July 2013	16,579,500	939,629
1,212 LME Aluminum Contracts	July 2013	56,509,500	(1,165,799)
276 LME Nickel Contracts	July 2013	25,469,280	(1,215,330)
635 LME Zinc Contracts	July 2013	29,622,750	(640,239)
592 NYBOT Cotton No. 2 Contracts	July 2013	25,891,120	37,639
2,364 NYBOT Sugar No. 11 Contracts	July 2013	46,599,168	(408,554)
1,265 NYMEX Crude Oil Contracts	July 2013	118,505,200	(567,206)
381 NYMEX Gasoline RBOB Contracts	July 2013	44,549,568	(1,262,337)
358 NYMEX Heating Oil Contracts	July 2013	42,702,240	(1,331,825)
4,032 NYMEX Natural Gas Contracts	July 2013	177,166,080	8,788,983
TOTAL COMMODITY FUTURES CONTRACTS		$ 1,256,423,283	$ (14,525,067)
The face value of futures purchased as a percentage of net assets is 10.5%
Swap Agreements
Total Return Swaps

Each open total return swap is an agreement to receive the total return of the Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread. Additional information on open total return swaps is as follows:

Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	May 2013	$ 45,000,000	$ (2,435,786)
Barclays Bank PLC	May 2013	42,119,000	545,981
Barclays Bank PLC	May 2013	40,000,000	(1,396,035)
Barclays Bank PLC	May 2013	25,000,000	(1,260,972)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	May 2013	$ 20,000,000	$ (1,241,425)
Barclays Bank PLC	May 2013	20,000,000	(814,044)
Barclays Bank PLC	Jun. 2013	65,000,000	(2,076,672)
Barclays Bank PLC	Jun. 2013	60,000,000	(1,601,387)
Barclays Bank PLC	Jun. 2013	50,000,000	(2,463,949)
Barclays Bank PLC	Jun. 2013	50,000,000	(1,138,257)
Barclays Bank PLC	Jun. 2013	35,000,000	(764,563)
Barclays Bank PLC	Jun. 2013	35,000,000	(962,889)
Barclays Bank PLC	Jun. 2013	30,000,000	(686,127)
Barclays Bank PLC	Jun. 2013	13,235,000	171,563
Barclays Bank PLC	Jul. 2013	18,000,000	510,215
Barclays Bank PLC	Aug. 2013	50,000,000	0
Citibank	May 2013	30,000,000	(1,475,246)
Citibank	Jun. 2013	50,000,000	(1,423,489)
Citibank	Jun. 2013	45,000,000	(1,359,787)
Citibank	Jun. 2013	40,000,000	(876,056)
Citibank	Jun. 2013	35,000,000	(793,567)
Citibank	Jun. 2013	35,000,000	(1,436,974)
Citibank	Jun. 2013	30,000,000	(798,515)
Citibank	Jun. 2013	28,000,000	(938,051)
Citibank	Jul. 2013	80,000,000	(2,548,906)
Citibank	Jul. 2013	75,000,000	1,732,739
Citibank	Jul. 2013	55,000,000	(252,497)
Citibank	Jul. 2013	33,000,000	633,631
Citibank	Jul. 2013	8,986,000	116,533
Credit Suisse	May 2013	85,000,000	(5,279,523)
Credit Suisse	May 2013	55,000,000	(3,421,174)
Credit Suisse	May 2013	40,000,000	(1,613,436)
Credit Suisse	May 2013	38,000,000	(2,355,001)
Credit Suisse	May 2013	35,000,000	(767,144)
Credit Suisse	May 2013	25,000,000	(1,233,296)
Credit Suisse	May 2013	25,000,000	(1,190,363)
Credit Suisse	May 2013	20,000,000	(1,304,230)
Credit Suisse	Jun. 2013	75,000,000	(2,267,319)
Credit Suisse	Jun. 2013	65,000,000	(2,263,643)
Credit Suisse	Jun. 2013	55,000,000	(1,399,584)
Credit Suisse	Jun. 2013	45,000,000	(1,248,848)
Credit Suisse	Jun. 2013	40,000,000	(850,935)
Credit Suisse	Jun. 2013	37,000,000	(859,549)
Credit Suisse	Jun. 2013	35,000,000	(830,078)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse	Jun. 2013	$ 35,000,000	$ (794,210)
Credit Suisse	Jun. 2013	30,000,000	(479,991)
Credit Suisse	Jun. 2013	30,000,000	(1,060,500)
Credit Suisse	Jul. 2013	85,000,000	(17,343)
Credit Suisse	Jul. 2013	60,000,000	(2,010,882)
Credit Suisse	Jul. 2013	50,000,000	(703,598)
Credit Suisse	Jul. 2013	50,000,000	(325,826)
Credit Suisse	Jul. 2013	45,000,000	(1,281,671)
Credit Suisse	Jul. 2013	45,000,000	(1,434,253)
Credit Suisse	Jul. 2013	45,000,000	(1,027,564)
Credit Suisse	Jul. 2013	40,000,000	613,410
Credit Suisse	Jul. 2013	35,000,000	(961,278)
Credit Suisse	Jul. 2013	30,000,000	(1,032,813)
Credit Suisse	Jul. 2013	30,000,000	(312,418)
Credit Suisse	Jul. 2013	30,000,000	(137,745)
Credit Suisse	Jul. 2013	27,014,000	350,296
Credit Suisse	Aug. 2013	65,000,000	1,843,511
Credit Suisse	Aug. 2013	63,000,000	1,713,728
Credit Suisse	Aug. 2013	60,000,000	(744,945)
Credit Suisse	Aug. 2013	47,000,000	956,860
Credit Suisse	Aug. 2013	35,000,000	808,554
Goldman Sachs	May 2013	65,000,000	(3,092,201)
Goldman Sachs	May 2013	45,000,000	(2,786,623)
Goldman Sachs	May 2013	40,000,000	(2,598,022)
Goldman Sachs	May 2013	35,000,000	(2,298,104)
Goldman Sachs	May 2013	35,000,000	(2,280,714)
Goldman Sachs	May 2013	35,000,000	(2,172,330)
Goldman Sachs	May 2013	35,000,000	(1,510,049)
Goldman Sachs	May 2013	35,000,000	(1,410,337)
Goldman Sachs	May 2013	30,000,000	(1,864,698)
Goldman Sachs	May 2013	26,000,000	(615,661)
Goldman Sachs	May 2013	25,000,000	(1,228,851)
Goldman Sachs	May 2013	20,000,000	(1,079,908)
Goldman Sachs	Jun. 2013	85,000,000	(2,787,535)
Goldman Sachs	Jun. 2013	70,000,000	(964,996)
Goldman Sachs	Jun. 2013	57,000,000	(1,239,430)
Goldman Sachs	Jun. 2013	50,000,000	(1,517,527)
Goldman Sachs	Jun. 2013	44,000,000	(1,554,556)
Goldman Sachs	Jun. 2013	35,000,000	(558,839)
Goldman Sachs	Jun. 2013	35,000,000	(743,494)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs	Jun. 2013	$ 32,000,000	$ (700,301)
Goldman Sachs	Jun. 2013	30,000,000	(1,004,668)
Goldman Sachs	Jun. 2013	30,000,000	(1,231,413)
Goldman Sachs	Jun. 2013	24,800,000	321,641
Goldman Sachs	Jun. 2013	20,000,000	(508,249)
Goldman Sachs	Jul. 2013	75,000,000	1,150,636
Goldman Sachs	Jul. 2013	73,000,000	(756,859)
Goldman Sachs	Jul. 2013	60,000,000	(1,913,082)
Goldman Sachs	Jul. 2013	60,000,000	(843,397)
Goldman Sachs	Jul. 2013	45,000,000	(1,208,628)
Goldman Sachs	Jul. 2013	27,000,000	(62,905)
Goldman Sachs	Jul. 2013	20,000,000	(688,038)
Goldman Sachs	Aug. 2013	60,000,000	(11,387)
JPMorgan Chase, Inc.	May 2013	58,000,000	(3,767,132)
JPMorgan Chase, Inc.	May 2013	45,000,000	(1,941,954)
JPMorgan Chase, Inc.	May 2013	42,000,000	(1,692,831)
JPMorgan Chase, Inc.	May 2013	40,000,000	(1,903,315)
JPMorgan Chase, Inc.	May 2013	40,000,000	(947,543)
JPMorgan Chase, Inc.	May 2013	40,000,000	(870,110)
JPMorgan Chase, Inc.	May 2013	38,000,000	(2,361,951)
JPMorgan Chase, Inc.	May 2013	38,000,000	(831,931)
JPMorgan Chase, Inc.	May 2013	35,000,000	(1,837,184)
JPMorgan Chase, Inc.	May 2013	35,000,000	(2,167,373)
JPMorgan Chase, Inc.	May 2013	35,000,000	(1,720,756)
JPMorgan Chase, Inc.	May 2013	35,000,000	(889,738)
JPMorgan Chase, Inc.	May 2013	30,000,000	(1,969,803)
JPMorgan Chase, Inc.	Jun. 2013	71,000,000	(2,508,829)
JPMorgan Chase, Inc.	Jun. 2013	55,000,000	(1,477,573)
JPMorgan Chase, Inc.	Jul. 2013	75,000,000	(2,265,808)
JPMorgan Chase, Inc.	Jul. 2013	66,000,000	(818,870)
JPMorgan Chase, Inc.	Jul. 2013	65,000,000	(2,177,200)
JPMorgan Chase, Inc.	Jul. 2013	65,000,000	(1,784,108)
JPMorgan Chase, Inc.	Jul. 2013	50,000,000	(1,720,409)
JPMorgan Chase, Inc.	Jul. 2013	50,000,000	(1,592,793)
JPMorgan Chase, Inc.	Jul. 2013	50,000,000	(1,517,774)
JPMorgan Chase, Inc.	Jul. 2013	45,000,000	(1,026,953)
JPMorgan Chase, Inc.	Jul. 2013	45,000,000	(632,720)
JPMorgan Chase, Inc.	Jul. 2013	45,000,000	(105,008)
JPMorgan Chase, Inc.	Jul. 2013	38,000,000	(7,347)
JPMorgan Chase, Inc.	Jul. 2013	37,000,000	1,006,582
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase, Inc.	Jul. 2013	$ 30,000,000	$ (137,721)
JPMorgan Chase, Inc.	Aug. 2013	70,000,000	1,774,341
JPMorgan Chase, Inc.	Aug. 2013	41,185,000	534,122
JPMorgan Chase, Inc.	Aug. 2013	40,000,000	(414,821)
JPMorgan Chase, Inc.	Aug. 2013	40,000,000	304,941
JPMorgan Chase, Inc.	Aug. 2013	35,000,000	992,876
JPMorgan Chase, Inc.	Oct. 2013	80,000,000	1,536,228
Merrill Lynch, Inc.	May 2013	45,000,000	(1,826,420)
Merrill Lynch, Inc.	May 2013	40,000,000	(869,776)
Merrill Lynch, Inc.	May 2013	35,619,000	461,957
Merrill Lynch, Inc.	May 2013	33,000,000	(1,781,849)
Merrill Lynch, Inc.	May 2013	31,000,000	(1,667,776)
Merrill Lynch, Inc.	May 2013	25,000,000	633,738
Merrill Lynch, Inc.	May 2013	22,000,000	(38,337)
Merrill Lynch, Inc.	Jun. 2013	75,000,000	(2,079,359)
Merrill Lynch, Inc.	Jun. 2013	60,000,000	(1,542,248)
Merrill Lynch, Inc.	Jun. 2013	55,000,000	(1,463,146)
Merrill Lynch, Inc.	Jun. 2013	45,000,000	(1,507,002)
Merrill Lynch, Inc.	Jun. 2013	41,000,000	(1,166,778)
Merrill Lynch, Inc.	Jun. 2013	34,000,000	(913,186)
Merrill Lynch, Inc.	Jul. 2013	70,000,000	533,694
Merrill Lynch, Inc.	Jul. 2013	60,000,000	(1,913,082)
Merrill Lynch, Inc.	Jul. 2013	60,000,000	(390,268)
Merrill Lynch, Inc.	Jul. 2013	52,000,000	797,774
Merrill Lynch, Inc.	Jul. 2013	40,000,000	(1,311,781)
Merrill Lynch, Inc.	Jul. 2013	37,000,000	1,006,617
Merrill Lynch, Inc.	Jul. 2013	30,000,000	(1,231,413)
Merrill Lynch, Inc.	Aug. 2013	55,000,000	1,119,971
Merrill Lynch, Inc.	Aug. 2013	46,000,000	0
Morgan Stanley Capital Group, Inc.	May 2013	55,000,000	(2,533,075)
Morgan Stanley Capital Group, Inc.	May 2013	45,000,000	(1,973,890)
Morgan Stanley Capital Group, Inc.	May 2013	38,000,000	(860,890)
Morgan Stanley Capital Group, Inc.	May 2013	38,000,000	(965,674)
Morgan Stanley Capital Group, Inc.	May 2013	35,000,000	(2,298,104)
Morgan Stanley Capital Group, Inc.	May 2013	35,000,000	(1,889,840)
Morgan Stanley Capital Group, Inc.	May 2013	35,000,000	(1,665,031)
Morgan Stanley Capital Group, Inc.	May 2013	35,000,000	(1,410,337)
Morgan Stanley Capital Group, Inc.	May 2013	35,000,000	(1,217,561)
Morgan Stanley Capital Group, Inc.	May 2013	30,000,000	(1,478,674)
Morgan Stanley Capital Group, Inc.	Jun. 2013	75,000,000	(1,197,512)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Group, Inc.	Jun. 2013	$ 54,000,000	$ (1,481,871)
Morgan Stanley Capital Group, Inc.	Jun. 2013	50,000,000	(2,029,356)
Morgan Stanley Capital Group, Inc.	Jun. 2013	40,000,000	(1,028,165)
Morgan Stanley Capital Group, Inc.	Jun. 2013	40,000,000	(1,138,320)
Morgan Stanley Capital Group, Inc.	Jun. 2013	40,000,000	(1,413,233)
Morgan Stanley Capital Group, Inc.	Jun. 2013	38,000,000	(523,855)
Morgan Stanley Capital Group, Inc.	Jun. 2013	35,000,000	(1,204,066)
Morgan Stanley Capital Group, Inc.	Jul. 2013	105,000,000	(3,516,338)
Morgan Stanley Capital Group, Inc.	Jul. 2013	67,000,000	1,900,786
Morgan Stanley Capital Group, Inc.	Jul. 2013	55,000,000	(570,236)
Morgan Stanley Capital Group, Inc.	Jul. 2013	50,236,000	651,531
Morgan Stanley Capital Group, Inc.	Jul. 2013	50,000,000	(520,149)
Morgan Stanley Capital Group, Inc.	Jul. 2013	45,000,000	(632,548)
Morgan Stanley Capital Group, Inc.	Jul. 2013	22,000,000	337,520
Morgan Stanley Capital Group, Inc.	Jul. 2013	17,782,000	230,622
Morgan Stanley Capital Group, Inc.	Aug. 2013	60,000,000	1,386,290
Morgan Stanley Capital Group, Inc.	Aug. 2013	59,087,000	766,323
Morgan Stanley Capital Group, Inc.	Aug. 2013	34,000,000	259,223
Societe Generale	May 2013	50,000,000	(2,581,812)
Societe Generale	May 2013	40,000,000	(1,622,718)
Societe Generale	May 2013	35,000,000	(2,166,520)
Societe Generale	May 2013	30,000,000	(1,699,127)
Societe Generale	May 2013	30,000,000	(1,863,999)
Societe Generale	May 2013	30,000,000	(1,619,197)
Societe Generale	May 2013	25,000,000	(1,628,479)
Societe Generale	May 2013	25,000,000	(1,551,096)
Societe Generale	Jun. 2013	80,000,000	(1,854,933)
Societe Generale	Jun. 2013	55,000,000	(948,694)
Societe Generale	Jun. 2013	40,000,000	(1,063,525)
Societe Generale	Jun. 2013	33,000,000	(1,001,243)
Societe Generale	Jun. 2013	30,000,000	(761,856)
Societe Generale	Jun. 2013	30,000,000	(636,821)
Societe Generale	Jul. 2013	85,000,000	1,731,051
Societe Generale	Jul. 2013	70,000,000	(162,570)
Societe Generale	Jul. 2013	70,000,000	1,344,602
Societe Generale	Jul. 2013	60,838,000	789,099
Societe Generale	Jul. 2013	51,000,000	(2,092,927)
Societe Generale	Jul. 2013	47,000,000	(1,071,958)
Societe Generale	Jul. 2013	40,000,000	(1,339,042)
Societe Generale	Jul. 2013	40,000,000	(1,375,571)
Swap Agreements - continued
Total Return Swaps - continued
Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Societe Generale	Jul. 2013	$ 36,000,000	$ (1,180,199)
Societe Generale	Jul. 2013	25,000,000	402,041
Societe Generale	Jul. 2013	17,000,000	(59,099)
Societe Generale	Aug. 2013	98,000,000	2,484,601
Societe Generale	Aug. 2013	70,000,000	0
Societe Generale	Aug. 2013	60,000,000	(743,910)
Societe Generale	Aug. 2013	50,000,000	(519,875)
Societe Generale	Aug. 2013	40,000,000	(259,938)
Societe Generale	Aug. 2013	36,000,000	831,833
UBS	May 2013	50,000,000	(2,307,069)
UBS	May 2013	50,000,000	(2,628,289)
UBS	May 2013	50,000,000	(2,693,332)
UBS	May 2013	35,000,000	(957,119)
UBS	May 2013	35,000,000	(1,762,628)
UBS	May 2013	35,000,000	(2,275,686)
UBS	May 2013	27,000,000	(1,532,084)
UBS	May 2013	25,000,000	(1,138,493)
UBS	May 2013	25,000,000	(1,555,661)
UBS	May 2013	20,000,000	(952,712)
UBS	May 2013	20,000,000	(812,893)
UBS	Jun. 2013	62,000,000	(1,721,484)
UBS	Jun. 2013	50,000,000	(2,467,661)
UBS	Jun. 2013	50,000,000	(865,572)
UBS	Jun. 2013	40,000,000	(553,235)
UBS	Jun. 2013	21,000,000	(540,891)
UBS	Jun. 2013	20,000,000	(474,703)
UBS	Jul. 2013	55,000,000	(1,567,134)
UBS	Jul. 2013	50,000,000	(1,064,437)
UBS	Jul. 2013	50,000,000	(1,519,008)
UBS	Jul. 2013	45,000,000	(1,210,404)
UBS	Aug. 2013	50,000,000	(520,972)
UBS	Aug. 2013	35,000,000	(228,289)
UBS	Aug. 2013	27,600,000	357,865
UBS	Sep. 2013	50,000,000	(229,571)
TOTAL RETURN SWAPS			$ (227,266,767)
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $135,950,864 or 1.1% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $62,897,744.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,106,993,023.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,323,763
Fidelity Commodity Strategy Central Fund	135,593
Total	$ 12,459,356
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 306,132,667	$ -	$ 306,510,852	$ -	0.0%
Consolidated Subsidiary
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 2,017,275,018	$ 919,999,894	$ 500,000,003	$ -	$ 1,619,084,535
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,369,788,461	$ -	$ 1,369,788,461	$ -
Commodity-Linked Notes	146,377,243	-	146,377,243	-
Money Market Funds	10,634,142,120	10,634,142,120	-	-
Total Investments in Securities:	$ 12,150,307,824	$ 10,634,142,120	$ 1,516,165,704	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 18,872,725	$ 18,872,725	$ -	$ -
Swap Agreements	35,645,526	-	35,645,526	-
Total Assets	$ 54,518,251	$ 18,872,725	$ 35,645,526	$ -
Liabilities
Futures Contracts	$ (33,397,792)	$ (33,397,792)	$ -	$ -
Swap Agreements	(262,912,293)	-	(262,912,293)	-
Total Liabilities	$ (296,310,085)	$ (33,397,792)	$ (262,912,293)	$ -
Total Derivative Instruments:	$ (241,791,834)	$ (14,525,067)	$ (227,266,767)	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $13,731,178,068. Net unrealized depreciation aggregated $1,820,195,459, of which $1,286,976 related to appreciated investment securities and $1,821,482,435 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of April 30, 2013, the Fund held $1,619,084,535 in the Subsidiary, representing 13.6% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For commodity-linked notes, pricing vendors generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note. Swap agreements are marked-to-market daily based on valuations from third party pricing vendors or broker-supplied valuations. Pricing vendors utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swap agreements may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swap agreements are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Derivative Instruments

Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts and swap agreements. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:
Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, such as swap agreements, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap agreement, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk is mitigated by the protection provided by the exchange's clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swap Agreements: A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swap Agreements."

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

April 30, 2013

1.929338.101

URX-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 98.1%
REITs - Apartments - 16.2%
American Campus Communities, Inc.	31,747	$ 1,417,186
Apartment Investment & Management Co. Class A	44,230	1,375,995
AvalonBay Communities, Inc.	34,513	4,591,610
BRE Properties, Inc.	23,336	1,178,001
Camden Property Trust (SBI)	25,627	1,853,857
Colonial Properties Trust (SBI)	25,219	585,333
Education Realty Trust, Inc.	34,297	376,924
Equity Residential (SBI)	97,167	5,641,516
Essex Property Trust, Inc.	11,499	1,805,918
Home Properties, Inc.	15,633	1,007,703
Mid-America Apartment Communities, Inc.	12,847	882,974
Pennsylvania Real Estate Investment Trust (SBI)	16,034	332,385
Post Properties, Inc.	16,551	818,116
UDR, Inc.	75,888	1,865,327
TOTAL REITS - APARTMENTS		23,732,845
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	28,533	1,059,145
REITs - Health Care Facilities - 15.9%
HCP, Inc.	137,523	7,329,976
Health Care REIT, Inc.	79,119	5,931,551
Healthcare Realty Trust, Inc.	26,950	809,039
LTC Properties, Inc.	9,272	431,148
Senior Housing Properties Trust (SBI)	57,041	1,621,676
Universal Health Realty Income Trust (SBI)	3,850	206,861
Ventas, Inc.	88,555	7,051,635
TOTAL REITS - HEALTH CARE FACILITIES		23,381,886
REITs - Hotels - 5.8%
Ashford Hospitality Trust, Inc.	18,814	242,324
DiamondRock Hospitality Co.	59,275	591,565
FelCor Lodging Trust, Inc. (a)	33,507	200,372
Hersha Hospitality Trust	52,440	313,591
Hospitality Properties Trust (SBI)	41,750	1,227,868
Host Hotels & Resorts, Inc.	220,428	4,027,220
LaSalle Hotel Properties (SBI)	28,979	751,425
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	18,631	$ 506,018
Sunstone Hotel Investors, Inc. (a)	48,159	597,653
TOTAL REITS - HOTELS		8,458,036
REITs - Industrial Buildings - 13.8%
DCT Industrial Trust, Inc.	85,026	665,754
Duke Realty LP	97,571	1,721,152
DuPont Fabros Technology, Inc.	20,062	504,359
EastGroup Properties, Inc.	9,078	572,549
Extra Space Storage, Inc.	31,242	1,361,526
First Industrial Realty Trust, Inc.	29,472	528,728
First Potomac Realty Trust	15,493	247,888
Liberty Property Trust (SBI)	36,270	1,559,247
Prologis, Inc.	140,379	5,888,899
Public Storage	43,755	7,219,575
TOTAL REITS - INDUSTRIAL BUILDINGS		20,269,677
REITs - Malls - 17.7%
CBL & Associates Properties, Inc.	48,930	1,181,170
General Growth Properties, Inc.	136,699	3,105,801
Rouse Properties, Inc.	6,921	131,153
Simon Property Group, Inc.	95,148	16,943,009
Taubman Centers, Inc.	19,214	1,642,989
The Macerich Co.	41,667	2,918,773
TOTAL REITS - MALLS		25,922,895
REITs - Management/Investment - 3.5%
CubeSmart	36,780	646,225
Digital Realty Trust, Inc.	37,958	2,676,798
Equity Lifestyle Properties, Inc.	11,813	959,806
Franklin Street Properties Corp.	21,888	334,230
Washington (REIT) (SBI)	20,152	575,541
TOTAL REITS - MANAGEMENT/INVESTMENT		5,192,600
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	9,694	495,848
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.1%
Alexandria Real Estate Equities, Inc.	19,336	$ 1,407,081
BioMed Realty Trust, Inc.	55,860	1,257,409
Boston Properties, Inc.	45,994	5,033,123
Brandywine Realty Trust (SBI)	46,625	696,111
CommonWealth REIT	35,885	801,312
Corporate Office Properties Trust (SBI)	25,962	752,638
Cousins Properties, Inc.	31,282	341,599
Douglas Emmett, Inc.	39,844	1,042,717
Highwoods Properties, Inc. (SBI)	24,435	1,002,568
Kilroy Realty Corp.	22,726	1,286,064
Mack-Cali Realty Corp.	25,334	703,525
Parkway Properties, Inc.	12,156	221,604
Piedmont Office Realty Trust, Inc. Class A	50,914	1,044,755
PS Business Parks, Inc.	5,451	434,990
SL Green Realty Corp.	27,686	2,511,120
Sovran Self Storage, Inc.	9,241	633,933
TOTAL REITS - OFFICE BUILDINGS		19,170,549
REITs - Shopping Centers - 11.1%
Acadia Realty Trust (SBI)	16,219	463,052
Cedar Shopping Centers, Inc.	16,581	106,284
DDR Corp.	74,552	1,367,284
Equity One, Inc.	18,755	478,065
Federal Realty Investment Trust (SBI)	19,692	2,304,161
Glimcher Realty Trust	43,429	544,600
Inland Real Estate Corp.	23,738	268,714
Kimco Realty Corp.	123,719	2,942,038
Kite Realty Group Trust	26,010	171,666
Ramco-Gershenson Properties Trust (SBI)	17,784	310,686
Regency Centers Corp.	27,420	1,542,649
Saul Centers, Inc.	3,864	173,107
Vornado Realty Trust	51,381	4,498,920
Weingarten Realty Investors (SBI)	33,907	1,155,211
TOTAL REITS - SHOPPING CENTERS		16,326,437
TOTAL REAL ESTATE INVESTMENT TRUSTS		144,009,918
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Real Estate Operating Companies - 0.6%
Forest City Enterprises, Inc. Class A (a)	42,791	$ 798,908
TOTAL COMMON STOCKS (Cost $127,243,849)		144,808,826
Investment Companies - 0.4%

Vanguard REIT ETF (Cost $519,658)	7,275	547,662
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% 6/27/13 (c) (Cost $99,984)	$ 100,000	99,996
Money Market Funds - 1.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b) (Cost $1,607,295)	1,607,295	1,607,295
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $129,470,786)		147,063,779
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(328,825)
NET ASSETS - 100%		$ 146,734,954
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 CME E-mini S&P 500 Index Contracts	June 2013	$ 557,270	$ 19,571
TOTAL EQUITY INDEX CONTRACTS		$ 557,270	$ 19,571
The face value of futures purchased as a percentage of net assets is 0.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,996.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,073
Fidelity Securities Lending Cash Central Fund	33
Total	$ 1,106
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 144,808,826	$ 144,808,826	$ -	$ -
Investment Companies	547,662	547,662	-	-
U.S. Treasury Obligations	99,996	-	99,996	-
Money Market Funds	1,607,295	1,607,295	-	-
Total Investments in Securities:	$ 147,063,779	$ 146,963,783	$ 99,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 19,571	$ 19,571	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $129,590,138. Net unrealized appreciation aggregated $17,473,641, of which $17,962,445 related to appreciated investment securities and $488,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013